Unit-Based Compensation (Schedule Of Units Granted) (Detail) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2014 2009 Omnibus Incentive Compensation Plan [Member]	Dec. 31, 2013 2009 Omnibus Incentive Compensation Plan [Member]	Jun. 30, 2014 Long Term Incentive Plan [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member] 2009 Omnibus Incentive Compensation Plan [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member] 2009 Omnibus Incentive Compensation Plan [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] 2009 Omnibus Incentive Compensation Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2009 Omnibus Incentive Compensation Plan [Member]	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member] Long Term Incentive Plan [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member] Long Term Incentive Plan [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] Long Term Incentive Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Units, Outstanding	336,551		43,776			107,645	336,551	666,778	962,281	21,892	43,776	94,914	149,869
Number of Restricted Units, Vested	(1,239,460)	(1,030,115)	(341,401)	(302,958)	(241,685)	(37,653)	(171,692)	(370,363)	(215,308)	(22,028)	(16,415)	(61,273)	(56,025)
Number of Restricted Units, Granted	1,639,874	1,366,666	444,543	346,734	336,599	346,403		184,313	7,190	103,278		38,023	30,000
Number of Restricted Units, Returned/Cancelled						(15,981)	(57,214)	(144,177)	(87,385)		(5,469)	(27,888)	(28,930)
Number of Restricted Units, Outstanding	400,414	336,551	103,142	43,776		400,414	107,645	336,551	666,778	103,142	21,892	43,776	94,914
Weighted Averaged Grant Date Fair Value Per Unit, Outstanding						$ 3.20	$ 3.29	$ 3.39	$ 3.41	$ 2.87	$ 2.87	$ 3.05	$ 3.44
Weighted Averaged Grant Date Fair Value Per Unit, Vested						$ 2.44	$ 3.33	$ 2.66	$ 3.40	$ 2.44	$ 2.87	$ 2.24	$ 3.42
Weighted Averaged Grant Date Fair Value Per Unit, Granted						$ 2.44		$ 1.27	$ 1.32	$ 2.44		$ 1.17	$ 2.17
Weighted Averaged Grant Date Fair Value Per Unit, Reutrned/Cancelled						3.44	3.33	2.77	3.40		2.87	2.56	3.42
Weighted Averaged Grant Date Fair Value Per Unit, Outstanding						$ 2.39	$ 3.20	$ 3.29	$ 3.39	$ 2.53	$ 2.87	$ 2.87	$ 3.05